Pro Forma Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of unaudited pro forma condensed consolidated combined balance sheet

				Pro Forma		Pro Forma
	ABVC	BioKey	BioLite	Adjustment	Note	Combined
ASSETS
Current Assets
Cash and cash equivalents	$40,044	$636,666	$186,644	-		$863,354
Restricted cash and cash equivalents	16,093	-	-	-		16,093
Accounts receivable, net	-	43,204	-	-		43,204
Accounts receivable - related parties, net	-	147,848	-	-		147,848
Other receivable	-	-	39,005	-		39,005
Due from related parties	40,000	-	79,287	(59,810)	{f}	59,477
Inventory	-	-	1,318	-		1,318
Prepaid expense and other current assets	136	-	223,759	-		223,895
Total Current Assets	96,273	827,718	530,013	(59,810)		1,394,194
Property and equipment, net	-	58,150	510,066			568,216
Goodwill, net	-	-	-	43,531,445	{e}	43,531,445
Long-term investments	-	-	3,488,169			3,448,169
Deferred tax assets	-	-	1,347,995			1,347,995
Security Deposits	-	10,440	27,418			37,858
Total Assets	$96,273	$896,308	$5,903,661	$43,471,635		$50,367,877
LIABILITIES AND EQUITY
Current Liabilities
Short-term bank loan	-	-	899,250	-		899,250
Long-term bank loan - current portion	-	-	39,835	-		39,835
Notes payable	-	-	510,447	-		510,447
Accrued expenses and other current liabilities	555,449	83,026	687,709	-		1,326,184
Due to related parties	4,462,775	-	3,341,005	(58,684)	{f}	7,745,096
Convertible notes payable, current portion	300,000	-	-			300,000
Convertible notes payable - related parties, current portion	250,000	-	-			250,000
Total Current Liabilities	5,568,224	83,026	5,478,246	(58,684)		11,070,812
Long-term bank loan	-	-	15,257	-		15,257
Tenant security deposit	-	2,880	-	-		2,880
Convertible notes payable	-	-	-	-		-
Convertible notes payable - related parties	250,000	-	-	-		250,000
Accrued interest	27,467	-	-	-		27,467

Total Liabilities	5,845,691	85,906	5,493,503	(58,684)		11,366,416
Equity
Preferred stock	-	18,633,097	-	(18,633,097)	{c}	-
Common stock	213,927	774,293	4,121	(4,121)	{a}	318,486
				74,998	{a}
				(771,793)	{b}
				7,428	{b}
				22,133	{c}
Additional paid-in capital	13,914,556	82,265	10,862,995	(70,877)	{a}	59,018,959
				(82,265)	{e}
				44,312,285	{e}
				(10,000,000)	{g}
Stock subscription receivable	-	(1,667)	-	1,667	{e}	-
Accumulated deficit	(19,877,901)	(18,677,586)	(11,445,109)	18,677,586	{e}	(12,209,446)
				6,817,848	{g}
				2,295,716	{h}
				10,000,000	{g}
Other comprehensive income	-	-	670,541	(14,689)	{g,h}	655,852
Treasury stock	-	-	-	(6,750,000)	{g}	(9,100,000)
				(2,350,000)	{h}
Total Stockholders' deficit	(5,749,418)	810,402	92,548	43,530,319		38,683,851
Noncontrolling interest	-	-	317,610	-		317,610
Total Equity	(5,749,418)	810,402	410,158	43,530,319		39,001,461
Total Liabilities and Equity	$96,273	$896,308	$5,903,661	$43,471,635		50,367,877

Schedule of unaudited pro forma condensed consolidated statements of operations

				Pro Forma		Pro Forma
	ABVC	BioKey	BioLite	Adjustment	Note	Combined

Revenues	$-	$510,197	$6,956			$517,153

Cost of revenues	-	4,809	185,280			190,089

Gross profit	-	505,388	(178,324)			327,064

Operating expenses
Selling, general and administrative expenses	695,148	669,322	893,570			2,258,040
Research and development expenses	669,668	430,917	319,053			1,419,638
Stock based compensation	28,800	-	-			28,800
Total operating expenses	1,393,616	1,100,239	1,212,623			3,706,478

Loss from operations	(1,393,616)	(594,851)	(1,390,947)			(3,379,414)

Other income (expense)
Interest income	93	4,598	5,119			9,810
Interest expense	(155,930)	-	(306,821)			(462,751)
Rental income	-	-	11,924			11,924
Impairment loss	-	-	(63,663)			(63,663)
Investment loss	(549)	-	(395,476)			(396,025)
Gain/Loss on foreign exchange changes	-	-	7,307			7,307
Gain/Loss on investment in equity securities	(2,549,451)	-	(192,463)			(2,741,914)
Other income (expense)	-	630	(5,154)			(4,524)
Total other income (expenses)	(2,705,837)	5,228	(939,227)			(3,639,836)

Loss before provision for income tax	(4,099,453)	(589,623)	(2,330,174)			(7,019,250)

Provision for income tax (benefit)	1,850	800	(366,947)			(364,297)

Net loss	(4,101,303)	(590,423)	(1,963,227)			(6,654,953)

Net loss attributable to noncontrolling interests	-	-	489,151			489,151

Net loss attributable to ABVC and subsidiaries	(4,101,303)	(590,423)	(1,474,067)			(7,144,104)
Foreign currency translation adjustment	-	-	86,786			86,786
Comprehensive Income (Loss)	$(4,101,303)	$(590,423)	$(1,560,862)			$(7,230,890)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.02)					$(0.03)
Weighted average number of common shares outstanding
Basic and diluted	213,884,105					214,156,988

Schedule of reconciliation of ABVC common stock to be issued to BioLite shareholders
BioLite Outstanding shares as of December 31, 2018	41,207,444
Exchange of each BioLite share of common stock outstanding as of December 31, 2018, for 1.82 shares of ABVC common stock	1.82
ABVC common stock to be issued to BioLite as a result of the Merger	74,997,548
Par value $0.001 per share of ABVC	$74,998

Schedule of ABVC common stock to be issued to BioKey shareholders in exchange of BioKey's common stock outstanding
BioKey Outstanding shares as of December 31, 2018	7,428,134
Exchange of each BioKey share of common stock outstanding as of December 31, 2018, for one share of ABVC common stock	1
ABVC common stock to be issued to BioKey as a result of the Merger	7,428,134
Par value $0.001 per share of ABVC	$7,428

Schedule of ABVC common stock to be issued to BioKey shareholders in exchange of BioKey's preferred stock outstanding

BioKey Outstanding shares as of December 31, 2018
7,000,000 shares of Series A	7,000,000
1,160,000 shares of Series B	1,160,000
13,973,097 shares of Series C	13,973,097
BioKey’s total shares of preferred stock outstanding as of December 31, 2018	22,133,097
Exchange of each BioKey share of preferred stock outstanding as of December 31, 2018, for one share of ABVC common stock	1
ABVC common stock to be issued to BioKey as a result of the Merger	22,133,097
Par value $0.001 per share of ABVC	$22,133

Schedule of Common stock outstanding
ABVC common stock issued as of December 31, 2018	213,926,475
ABVC common stock held by BioLite pursuant to the BioLite Collaborative Agreement (see Note {g})	(3,487,500)
ABVC common stock held by BioLite for cash issuance (see Note {h})	(1,468,750)
ABVC common stock to be issued to BioLite as a result of the Merger	74,997,548
ABVC common stock to be issued to BioKey as a result of the Merger	29,561,231
Total common stock of the combined company outstanding following the Merger	313,529,004

{g}	Collaborative agreement with BioLite Inc., a related party

On December 29, 2015, American BriVision Corporation (“BriVision”) entered into a collaborative agreement (the “BioLite Collaborative Agreement”) with BioLite, a related party, pursuant to which BioLite granted BriVision sole licensing rights for drug and therapeutic use of five products, including BLI-1005 CNS-Major Depressive Disorder, BLI-1008 CNS-Attention Deficit Hyperactivity Disorder, BLI-1401-1 Anti-Tumor Combination Therapy-Solid Tumor with Anti-PD-1, BLI-1401-2 Anti-Tumor Combination Therapy-Triple Negative Breast Cancer, and BLI-1501 Hematology-Chronic Lymphocytic Leukemia, in the U.S.A and Canada. Under the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of BriVision with equivalent value, according to the following schedule:

{h}	On August 26, 2016, ABVC issued 1,468,750 shares of common stock, par value $0.001 to BioLite pursuant to a certain Stock Purchase Agreement dated August 26, 2016. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. The unaudited pro forma adjustments were made as if the Merger occurred on December 31, 2018. As such, these common stock shares of ABVC held by BioLite shall be treated be treated as outstanding shares, and shall be reflected as treasury shares. The corresponding long-term investment of BioLite has been written off in full amount, included in the accumulated deficit as of December 31, 2018. Such amount has been eliminated in the pro forma condensed balance sheet.

Schedule of the fair value of the consideration given and assets and liabilities acquired
Purchase consideration:
Common stock (1)		$44,341,847
Estimated Fair Value of Assets Acquired:
Cash and cash equivalents		$636,666
Accounts receivable		43,204
Accounts receivable - related parties		147,848
Property and equipment		58,150
Security deposits		10,440
Total assets acquired		$896,308
Estimated Fair Value of Liabilities Assumed:
Due to shareholders	$
Accrued expenses and other current liabilities		83,026
Tenant security deposit		2,880
Total liabilities assumed		$85,906
Total net assets acquired		$810,402
Goodwill as a result of the Merger		$43,531,445

(1)	29,561,231 shares of ABVC common stock to be issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, the closing share price of ABVC on February 5, 2019.